Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule of valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts not disclosed elsewhere in these financial statements.

(in thousands)	Balance at Beginning of Period	Charges to Earnings	Deductions	Balance at End of Period
2015
Allowance for doubtful accounts	€661	€241	€(651)	€251
2016
Allowance for doubtful accounts	251	1,749	(1,848)	152
2017
Allowance for doubtful accounts	152	2,275	(2,196)	231